UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
May 31, 2021
MFS®  Charter Income Trust
MCR-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Charter Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Charter Income Trust
New York Stock Exchange Symbol: MCR

Contact information	back cover
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. While the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
July 16, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
High Yield Corporates	64.9%
Emerging Markets Bonds	23.9%
Investment Grade Corporates	7.8%
Commercial Mortgage-Backed Securities	1.7%
Collateralized Debt Obligations	1.3%
Mortgage-Backed Securities	0.9%
Municipal Bonds	0.5%
Asset-Backed Securities	0.5%
Floating Rate Loans	0.2%
Non-U.S. Government Bonds	(5.5)%
U.S. Treasury Securities	(7.6)%
Portfolio facts (i)
Average Duration (d)	5.4
Average Effective Maturity (m)	7.7 yrs.
Composition including fixed income credit quality (a)(i)
AAA	2.0%
AA	2.8%
A	6.3%
BBB	17.2%
BB	43.2%
B	26.9%
CCC	9.0%
CC	0.1%
C	0.1%
D (o)	0.0%
U.S. Government	8.6%
Federal Agencies	0.9%
Not Rated	(28.5)%
Non-Fixed Income	1.4%
Cash & Cash Equivalents (Less Liabilities)	(20.9)%
Other	30.9%

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
From time to time Cash & Cash Equivalents may be negative due to borrowings for leverage transactions and/or timing of cash receipts and disbursements.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of May 31, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
Robert Spector	Lead and Debt Instruments Portfolio Manager	2015	Investment Officer of MFS; employed in the investment management area of MFS since 2011.
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.
Philipp Burgener	Structured Securities Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2003.
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Andy Li	Investment Grade Debt Instruments Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2018; Portfolio Manager of Man GLG from 2014 to 2018.
Henry Peabody	Investment Grade Debt Instruments Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2019; Portfolio Manager and Analyst at Eaton Vance Management from 2014 to 2019.
Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2000.
Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1997.
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Erik Weisman	Sovereign Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2002.
Effective June 30, 2021, Robert Persons was no longer a Portfolio Manager of the fund.

Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund's target annual distribution rate is calculated based on an annual rate of 8.00% of the fund's average monthly net asset value, not a fixed share price, and the fund's dividend amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
5/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 118.3%
Aerospace & Defense – 1.6%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$993,000	$ 1,000,448
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		525,000	535,500
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025		112,000	122,926
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		140,000	153,084
Moog, Inc., 4.25%, 12/15/2027 (n)		990,000	1,014,750
Rolls-Royce Holdings PLC, 5.75%, 10/15/2027	GBP	275,000	423,941
TransDigm, Inc., 6.25%, 3/15/2026 (n)		$15,000	15,811
TransDigm, Inc., 6.375%, 6/15/2026		1,005,000	1,040,225
TransDigm, Inc., 5.5%, 11/15/2027		1,450,000	1,511,625
TransDigm, Inc., 4.625%, 1/15/2029 (n)		460,000	454,250
			$6,272,560
Airlines – 0.2%
American Airlines, Inc./AAadvantage Loyalty IP Ltd., 5.5%, 4/20/2026 (n)		$575,000	$ 605,188
EasyJet FinCo B.V., 1.875%, 3/03/2028	EUR	100,000	122,544
			$727,732
Asset-Backed & Securitized – 3.5%
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 1.7% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)		$250,000	$ 250,026
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 2.15% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)		300,000	299,499
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.101% (LIBOR - 1mo. + 2%), 12/15/2035 (n)		200,000	200,000
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, 1.8%, 5/15/2036 (n)(w)		100,000	100,001
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, 2.05%, 5/15/2036 (n)(w)		275,500	275,504
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.201% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)		491,000	486,725
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.151% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)		57,814	57,777
Barclays Commercial Mortgage Securities LLC, 2020-C7, “XA”, 1.629%, 4/15/2053 (i)		1,993,481	211,250
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.692% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)		208,770	223,648
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.646%, 2/15/2054 (i)		2,304,991	289,838

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Benchmark Mortgage Trust, 2019-B12, “A5”, 3.115%, 8/15/2052	$227,000	$ 246,224
Benchmark Mortgage Trust, 2020-B18, “XA”, 1.793%, 7/15/2053 (i)	3,393,616	386,844
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.387%, 2/15/2054 (i)	3,640,149	347,549
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.156%, 3/15/2054 (i)	1,999,540	173,604
Benchmark Mortgage Trust, 2021-B25, “A5”, 2.577%, 4/15/2054	400,000	414,467
Benchmark Mortgage Trust, 2021-B26, “XA”, 0.999%, 6/15/2054 (i)	5,530,416	383,954
BPCRE Holder LLC, FLR, 1.65% (LIBOR - 1mo. + 1.55%), 2/15/2037 (n)	338,000	337,788
BSPRT Issuer Ltd., 2021-FL6, “AS”, FLR, 1.401% (LIBOR - 1mo. + 1.3%), 3/15/2036 (n)	349,000	348,782
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	370,728	378,498
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	117,457	117,926
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	97,221	98,173
BXMT Ltd., 2021-FL4, “B”, FLR, 1.65% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	549,000	549,002
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	145,237	150,201
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	437,500	452,381
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	95,438	97,312
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	95,438	97,265
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	115,359	112,668
Commercial Mortgage Pass-Through Certificates, 2020-BN29, “A4”, 1.997%, 11/15/2053	516,973	510,453
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.894%, 4/15/2054 (i)	1,582,036	95,958
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	3,372,294	34
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.442% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	223,893	223,891
FS Rialto 2019-FL1 Issuer Ltd., 2021-FL2, “AS”, FLR, 1.701% (LIBOR - 1mo. + 1.6%), 4/16/2028 (n)	297,500	297,593

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.89% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	$440,000	$ 436,135
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.201% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)	354,484	354,816
LoanCore Ltd., 2021-CRE5, “AS”, 1.851%, 7/15/2036 (n)(w)	375,000	375,000
LoanCore Ltd., 2021-CRE5, “B”, FLR, 2.1% (LIBOR - 1mo. + 2%), 7/15/2036 (n)(w)	258,000	258,000
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.222% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	121,794	121,794
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 2.95% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)	428,000	434,153
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.551% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	423,500	423,103
MF1 CLO Ltd., 2021-FL5, “C”, FLR, 1.8% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	213,000	212,800
MF1 Multi-Family Housing Mortgage Loan Trust, 2021-FL5, “D”, FLR, 2.6% (LIBOR - 1mo. + 2.5%), 7/15/2036 (n)	755,000	754,528
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.425%, 5/15/2054 (i)	1,035,430	102,001
PFP III Ltd., 2021-7, “B”, FLR, 1.498% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	212,500	211,969
PFP III Ltd., 2021-7, “C”, FLR, 1.748% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	200,000	199,500
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	181,659	184,881
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	233,308	238,381
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 2.209% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)	100,000	100,156
Starwood Property Trust, Inc., REIT, FLR, 1.909% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)	190,000	190,297
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 1.5% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)	150,000	149,906
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 1.95% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	310,000	309,806
		$13,272,061
Automotive – 2.1%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)	$815,000	$ 835,375
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)	150,000	151,488
Dana, Inc., 5.375%, 11/15/2027	484,000	514,243
Dana, Inc., 5.625%, 6/15/2028	166,000	179,093
Dana, Inc., 4.25%, 9/01/2030	760,000	784,016

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Ferrari N.V., 1.5%, 5/27/2025	EUR	152,000	$ 192,866
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$450,000	577,260
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		1,325,000	1,392,535
Lear Corp., 3.8%, 9/15/2027		162,000	178,495
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		845,000	918,937
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)		415,000	453,387
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		360,000	372,240
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)	EUR	480,000	591,370
Volkswagen International Finance N.V., 0.875%, 9/22/2028		100,000	125,916
Volkswagen International Finance N.V., 3.5% to 6/17/2025, FLR (EUR Swap Rate - 5yr. + 3.746%) to 6/17/2030, FLR (EUR Swap Rate - 5yr. + 3.996%) to 6/17/2045, FLR (EUR Swap Rate - 5yr. + 4.746%) to 6/17/2070		200,000	263,332
Volkswagen International Finance N.V., 3.5% to 3/20/2030, FLR (EUR Swap Rate - 15yr. + 3.06%) to 3/20/2050, FLR (EUR Swap Rate - 15yr. + 3.81%) to 12/29/2166		200,000	266,190
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		$360,000	361,955
			$8,158,698
Broadcasting – 2.3%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$1,010,000	$ 1,070,600
Discovery, Inc., 4.125%, 5/15/2029		78,000	86,031
iHeartCommunications, Inc., 8.375%, 5/01/2027		605,000	646,926
Netflix, Inc., 5.875%, 2/15/2025		960,000	1,106,227
Netflix, Inc., 3.625%, 6/15/2025 (n)		555,000	594,544
Netflix, Inc., 5.875%, 11/15/2028		320,000	387,200
Nexstar Broadcasting, Inc., 4.75%, 11/01/2028 (n)		210,000	213,938
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		860,000	909,450
Prosus N.V., 1.539%, 8/03/2028	EUR	150,000	190,002
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		$575,000	593,688
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		805,000	814,676
WMG Acquisition Corp., 2.75%, 7/15/2028 (n)	EUR	550,000	686,072
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		$1,449,000	1,459,867
			$8,759,221
Brokerage & Asset Managers – 0.9%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		$425,000	$ 433,500
Intercontinental Exchange, Inc., 3%, 9/15/2060		111,000	101,645
London Stock Exchange Group PLC, 0.25%, 4/06/2028	EUR	100,000	121,489
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		$1,685,000	1,755,842
LPL Holdings, Inc., 4%, 3/15/2029 (n)		610,000	606,188

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Vivion Investments, 3%, 8/08/2024	EUR	400,000	$ 483,127
			$3,501,791
Building – 2.8%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$1,390,000	$ 1,420,163
CP Atlas Buyer, Inc., 7%, 12/01/2028 (n)		419,000	433,309
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		735,000	739,594
Holcim Finance (Luxembourg) S.A., 0.625%, 4/06/2030	EUR	140,000	169,110
Holcim Finance (Luxembourg) S.A., 0.5%, 4/23/2031		125,000	147,221
Interface, Inc., 5.5%, 12/01/2028 (n)		$735,000	768,075
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		155,000	158,488
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		1,106,000	1,139,180
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		407,000	451,770
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)		465,000	445,238
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		695,000	753,206
Smyrna Ready Mix Concrete LLC, 6%, 11/01/2028 (n)		140,000	145,877
Specialty Building Products Holdings LLC, 6.375%, 9/30/2026 (n)		545,000	566,800
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		540,000	562,669
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		505,000	515,100
Standard Industries, Inc., 2.25%, 11/21/2026 (n)	EUR	370,000	446,512
Standard Industries, Inc., 2.25%, 11/21/2026		100,000	120,679
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		$700,000	707,623
Standard Industries, Inc., 3.375%, 1/15/2031 (n)		160,000	151,774
Vantage Towers AG, 0.75%, 3/31/2030	EUR	100,000	120,732
Vulcan Materials Co., 3.5%, 6/01/2030		$137,000	149,798
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		390,000	410,475
White Cap Parent LLC, 8.25%, (8.25% cash or 9% PIK) 3/15/2026 (n)(p)		260,000	268,450
			$10,791,843
Business Services – 1.5%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		$650,000	$ 663,812
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)		360,000	360,000
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	100,000	120,157
Euronet Worldwide, Inc., 1.375%, 5/22/2026		200,000	247,356
Fiserv, Inc., 4.4%, 7/01/2049		$95,000	109,724
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		360,000	376,272
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)		323,000	337,260
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)		625,000	647,750
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		331,000	356,378
Switch, Ltd., 3.75%, 9/15/2028 (n)		1,236,000	1,226,990
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	758,180

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		$510,000	$ 540,600
			$5,744,479
Cable TV – 5.2%
CCO Holdings LLC, 4.25%, 2/01/2031 (n)		$640,000	$ 638,720
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		805,000	832,370
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		1,105,000	1,139,807
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		2,035,000	2,110,524
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,180,000	1,202,455
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		101,000	110,850
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		1,920,000	2,016,000
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		1,050,000	1,095,990
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		255,000	249,212
DISH DBS Corp., 7.75%, 7/01/2026		695,000	789,485
DISH DBS Corp., 5.125%, 6/01/2029 (n)		450,000	446,445
Eutelsat S.A., 2.25%, 7/13/2027	EUR	100,000	133,629
Eutelsat S.A., 1.5%, 10/13/2028		100,000	126,939
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)		$455,000	265,038
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)		295,000	172,575
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		570,000	612,123
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		210,000	215,477
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)		655,000	671,375
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)		1,950,000	2,110,875
Telenet Finance Luxembourg S.A., 3.5%, 3/01/2028	EUR	500,000	634,365
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		$1,000,000	1,053,000
Videotron Ltd., 5.375%, 6/15/2024 (n)		280,000	305,550
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,245,000	1,301,025
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028		300,000	310,500
Ziggo Bond Finance B.V., 4.25%, 1/15/2027	EUR	320,000	405,986
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		$1,115,000	1,131,725
			$20,082,040
Chemicals – 1.2%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$300,000	$ 314,250
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		260,000	250,900
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		610,000	613,642
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		875,000	877,537
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)		585,000	586,591
Ingevity Corp., 3.875%, 11/01/2028 (n)		813,000	802,838

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
LYB International Finance III, LLC, 4.2%, 5/01/2050		$139,000	$ 151,526
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		200,000	206,500
Sherwin-Williams Co., 3.8%, 8/15/2049		38,000	41,146
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)		650,000	686,563
Synthos S.A., 2.5%, 6/07/2028 (n)(w)	EUR	147,000	179,254
			$4,710,747
Computer Software – 0.7%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$1,520,000	$ 1,575,100
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		221,000	253,718
PTC, Inc., 3.625%, 2/15/2025 (n)		605,000	622,394
PTC, Inc., 4%, 2/15/2028 (n)		395,000	403,832
			$2,855,044
Computer Software - Systems – 1.2%
Endurance International Group Holdings, Inc., 6%, 2/15/2029 (n)		$360,000	$ 345,600
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		1,690,000	1,892,800
Fair Isaac Corp., 4%, 6/15/2028 (n)		296,000	300,763
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,540,000	1,631,014
Twilio, Inc., 3.625%, 3/15/2029		505,000	507,959
			$4,678,136
Conglomerates – 2.7%
Amsted Industries Co., 5.625%, 7/01/2027 (n)		$880,000	$ 925,219
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		1,160,000	1,195,496
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		210,000	211,050
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		975,000	979,875
Carrier Global Corp., 3.577%, 4/05/2050		129,000	131,094
EnerSys, 5%, 4/30/2023 (n)		835,000	872,575
EnerSys, 4.375%, 12/15/2027 (n)		360,000	372,366
Gates Global LLC, 6.25%, 1/15/2026 (n)		740,000	777,000
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)		480,000	537,600
Griffon Corp., 5.75%, 3/01/2028		778,000	820,790
Roper Technologies, Inc., 2%, 6/30/2030		93,000	89,948
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		675,000	722,250
Thyssenkrupp AG, 2.875%, 2/22/2024	EUR	335,000	418,269
TriMas Corp., 4.125%, 4/15/2029 (n)		$2,114,000	2,119,285
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		87,000	100,233
			$10,273,050

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Construction – 1.0%
Empire Communities Corp., 7%, 12/15/2025 (n)		$490,000	$ 517,562
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		255,000	265,838
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		1,050,000	1,047,375
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)		690,000	691,725
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)		365,000	390,550
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		818,000	848,430
			$3,761,480
Consumer Products – 0.9%
Coty, Inc., 6.5%, 4/15/2026 (n)		$535,000	$ 532,186
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		550,000	543,114
International Design Group S.p.A., 6.5%, 11/15/2025	EUR	230,000	294,249
JAB Holdings B.V., 2.25%, 12/19/2039		100,000	126,631
Mattel, Inc., 6.75%, 12/31/2025 (n)		$118,000	124,194
Mattel, Inc., 3.375%, 4/01/2026 (n)		557,000	577,330
Mattel, Inc., 5.875%, 12/15/2027 (n)		304,000	333,640
Mattel, Inc., 5.45%, 11/01/2041		210,000	237,563
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		630,000	658,221
			$3,427,128
Consumer Services – 3.0%
AA Bond Co. Ltd., 6.5%, 1/31/2026	GBP	200,000	$ 293,758
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)		$216,000	228,973
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		420,000	463,050
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	405,648
ANGI Group LLC, 3.875%, 8/15/2028 (n)		742,000	729,015
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		625,000	639,062
Booking Holdings, Inc., 0.5%, 3/08/2028	EUR	100,000	122,469
Frontdoor, Inc., 6.75%, 8/15/2026 (n)		$460,000	487,370
Garda World Security Corp., 4.625%, 2/15/2027 (n)		245,000	244,388
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		1,416,000	1,364,712
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		467,000	514,868
Match Group, Inc., 5%, 12/15/2027 (n)		555,000	580,669
Match Group, Inc., 4.625%, 6/01/2028 (n)		1,625,000	1,665,625
Match Group, Inc., 4.125%, 8/01/2030 (n)		225,000	223,796
Meituan, 2.125%, 10/28/2025 (n)		200,000	198,154
Realogy Group LLC, 9.375%, 4/01/2027 (n)		740,000	821,859
Realogy Group LLC, 5.75%, 1/15/2029 (n)		210,000	219,402
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)		2,000,000	587,029
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,240,000	1,205,900

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)		$420,000	$ 437,514
			$11,433,261
Containers – 2.5%
ARD Finance S.A., 5%, (5% cash or 5.75% PIK) 6/30/2027 (p)	EUR	335,000	$ 418,376
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)		$405,000	422,739
Ardagh Metal Packaging, 3.25%, 9/01/2028 (n)		365,000	364,544
Ardagh Metal Packaging, 3%, 9/01/2029 (n)	EUR	320,000	391,023
Ardagh Metal Packaging, 4%, 9/01/2029 (n)		$341,000	335,885
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		880,000	887,700
Canpack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025 (n)		350,000	354,340
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023		690,000	725,363
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		980,000	1,049,825
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		325,000	336,906
DS Smith PLC, 0.875%, 9/12/2026	EUR	150,000	187,066
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		$605,000	609,332
Greif, Inc., 6.5%, 3/01/2027 (n)		590,000	619,500
Reynolds Group, 4%, 10/15/2027 (n)		795,000	781,087
Silgan Holdings, Inc., 4.75%, 3/15/2025		670,000	679,213
Silgan Holdings, Inc., 4.125%, 2/01/2028		550,000	568,865
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		600,000	644,766
			$9,376,530
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$86,000	$ 92,105
CommScope Technologies LLC, 6%, 6/15/2025 (n)		383,000	390,775
CommScope Technologies LLC, 5%, 3/15/2027 (n)		1,005,000	1,013,010
			$1,495,890
Electronics – 1.7%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$168,000	$ 184,569
Broadcom, Inc., 4.15%, 11/15/2030		83,000	90,870
Broadcom, Inc., 3.419%, 4/15/2033 (n)		133,000	135,635
Broadcom, Inc., 3.469%, 4/15/2034 (n)		187,000	189,378
Diebold Nixdorf, Inc., 8.5%, 4/15/2024		160,000	163,770
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)		374,000	414,673
Entegris, Inc., 3.625%, 5/01/2029 (n)		1,425,000	1,428,562

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electronics – continued
Infineon Technologies AG, 1.625%, 6/24/2029	EUR	100,000	$ 130,182
Intel Corp., 3.7%, 7/29/2025		$105,000	116,502
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		680,000	753,698
Sensata Technologies B.V., 5%, 10/01/2025 (n)		1,435,000	1,594,644
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		495,000	511,087
Synaptics, Inc., 4%, 6/15/2029 (n)		650,000	644,936
			$6,358,506
Emerging Market Quasi-Sovereign – 5.7%
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048 (n)		$1,134,180	$ 1,217,486
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048		456,630	490,170
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		1,074,000	1,122,330
Banco del Estado de Chile, 3.875%, 2/08/2022		600,000	612,612
Bank Mandiri, 4.75%, 5/13/2025		317,000	350,761
China Construction Bank Corp., 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		960,000	1,032,288
China Construction Bank Corp., Hong Kong Branch, 1.25%, 8/04/2025		400,000	397,556
China Development Bank, 3.45%, 9/20/2029	CNY	23,920,000	3,741,078
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031 (n)		$202,000	198,972
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)		200,000	200,820
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		600,000	629,017
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		1,022,000	1,133,091
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		367,000	388,103
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		624,000	699,660
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		300,000	276,760
First Abu Dhabi Bank PJSC, 0.125%, 2/16/2026	EUR	175,000	212,997
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		$299,000	285,452
Industrial and Commercial Bank of China, 4.875%, 9/21/2025		359,000	402,121
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		400,000	416,752
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		500,000	556,875
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		200,000	210,000

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		$1,086,000	$ 1,130,960
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		1,316,000	1,334,439
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		200,000	201,774
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		200,000	211,084
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	965,942
Petroleos Mexicanos, 5.95%, 1/28/2031		350,000	340,375
Petroleos Mexicanos, 7.69%, 1/23/2050		200,000	192,000
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		554,000	576,061
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,065,000	1,278,000
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		700,000	871,850
			$21,677,386
Emerging Market Sovereign – 11.8%
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	539,000	$ 698,795
Arab Republic of Egypt, 7.052%, 1/15/2032 (n)		$320,000	333,894
Arab Republic of Egypt, 8.5%, 1/31/2047		1,265,000	1,342,808
Arab Republic of Egypt, 8.875%, 5/29/2050		200,000	219,376
Dominican Republic, 5.3%, 1/21/2041 (n)		181,000	181,543
Dominican Republic, 5.875%, 1/30/2060 (n)		2,249,000	2,215,265
Dominican Republic, 5.875%, 1/30/2060		200,000	197,000
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		798,000	912,130
Federative Republic of Brazil, 10%, 1/01/2023	BRL	11,009,000	2,196,705
Federative Republic of Brazil, 3.875%, 6/12/2030		$500,000	505,050
Government of Ukraine, 7.75%, 9/01/2026		700,000	779,754
Government of Ukraine, 7.253%, 3/15/2033 (n)		981,000	1,030,050
Government of Ukraine, 7.253%, 3/15/2033		300,000	315,000
Hellenic Republic (Republic of Greece), 1.875%, 7/23/2026 (n)	EUR	1,217,000	1,621,909
Hellenic Republic (Republic of Greece), 0.75%, 6/18/2031 (n)		998,000	1,210,675
Hellenic Republic (Republic of Greece), 1.875%, 2/04/2035		1,555,000	2,086,634
Hellenic Republic (Republic of Greece), 1.875%, 1/24/2052 (n)		318,000	395,870
Kingdom of Morocco, 1.375%, 3/30/2026		428,000	528,514
Kingdom of Morocco, 2.375%, 12/15/2027 (n)		$432,000	422,012
Kingdom of Morocco, 2%, 9/30/2030	EUR	300,000	363,186
Kingdom of Morocco, 3%, 12/15/2032 (n)		$459,000	441,154
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	35,144,000	799,907
Republic of Angola, 9.375%, 5/08/2048		$454,000	470,489
Republic of Argentina, 0.125%, 7/09/2035		627,494	207,079
Republic of Benin, 6.875%, 1/19/2052 (n)	EUR	214,000	270,849

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of China, 3.81%, 9/14/2050	CNY	18,130,000	$ 2,960,669
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	929,000	1,196,464
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		400,000	533,358
Republic of Ghana, 8.125%, 3/26/2032 (n)		$305,000	312,625
Republic of Guatemala, 5.375%, 4/24/2032 (n)		200,000	230,000
Republic of Guatemala, 6.125%, 6/01/2050 (n)		777,000	934,342
Republic of Guatemala, 6.125%, 6/01/2050		300,000	360,750
Republic of Hungary, 7.625%, 3/29/2041		470,000	763,705
Republic of Indonesia, 4.35%, 1/11/2048		800,000	883,719
Republic of Kenya, 8%, 5/22/2032 (n)		778,000	877,895
Republic of Paraguay, 4.95%, 4/28/2031 (n)		280,000	317,243
Republic of Paraguay, 5.6%, 3/13/2048		200,000	229,500
Republic of Paraguay, 5.4%, 3/30/2050 (n)		900,000	1,025,109
Republic of Romania, 2%, 12/08/2026 (n)	EUR	989,000	1,292,765
Republic of Romania, 2%, 4/14/2033		500,000	602,559
Republic of Romania, 2.625%, 12/02/2040 (n)		163,000	196,963
Republic of Senegal, 6.25%, 5/23/2033		$247,000	261,264
Republic of Serbia, 1.65%, 3/03/2033 (n)	EUR	227,000	267,683
Republic of Serbia, 1.65%, 3/03/2033		100,000	117,922
Republic of South Africa, 8%, 1/31/2030	ZAR	26,261,000	1,808,587
Republic of South Africa, 8.25%, 3/31/2032		10,867,000	717,734
Republic of Sri Lanka, 7.55%, 3/28/2030 (n)		$446,000	297,513
Republic of Turkey, 4.75%, 1/26/2026		233,000	226,893
Russian Federation, 4.75%, 5/27/2026		800,000	905,992
Russian Federation, 4.375%, 3/21/2029		1,000,000	1,122,250
Russian Federation, 5.1%, 3/28/2035		200,000	236,038
Russian Federation, 5.1%, 3/28/2035 (n)		200,000	236,038
State of Qatar, 4.817%, 3/14/2049 (n)		683,000	860,279
United Mexican States, 5.75%, 3/05/2026	MXN	26,200,000	1,293,010
United Mexican States, 7.5%, 6/03/2027		33,400,000	1,772,728
United Mexican States, 4.5%, 4/22/2029		$800,000	903,976
United Mexican States, 4.75%, 4/27/2032		727,000	828,417
United Mexican States, 3.771%, 5/24/2061		774,000	708,218
			$45,027,856
Energy - Independent – 3.0%
Apache Corp., 4.375%, 10/15/2028		$680,000	$ 697,564
Apache Corp., 4.75%, 4/15/2043		350,000	346,133
CNX Resources Corp., 6%, 1/15/2029 (n)		590,000	629,825
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)		360,000	360,693
Energean Israel Finance Ltd., 4.875%, 3/30/2026		271,000	280,513
EQT Corp., 5%, 1/15/2029		567,000	629,364
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		1,007,000	1,106,020

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)		$552,000	$ 613,001
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		492,000	506,268
Murphy Oil Corp., 5.875%, 12/01/2027		300,000	309,570
Occidental Petroleum Corp., 5.875%, 9/01/2025		545,000	590,535
Occidental Petroleum Corp., 5.5%, 12/01/2025		560,000	602,000
Occidental Petroleum Corp., 6.45%, 9/15/2036		445,000	501,257
Occidental Petroleum Corp., 6.6%, 3/15/2046		665,000	727,370
Range Resources Corp., 9.25%, 2/01/2026		210,000	231,525
Range Resources Corp., 8.25%, 1/15/2029 (n)		365,000	406,975
SM Energy Co., 5.625%, 6/01/2025		310,000	296,918
Southwestern Energy Co., 6.45%, 1/23/2025		321,200	351,785
Southwestern Energy Co., 7.5%, 4/01/2026		477,600	504,584
Southwestern Energy Co., 7.75%, 10/01/2027		130,000	141,141
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,187,000	1,281,283
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		323,000	329,134
			$11,443,458
Energy - Integrated – 0.2%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	100,000	$ 112,003
Eni S.p.A., 4.25%, 5/09/2029 (n)		$200,000	225,083
Eni S.p.A., 2.625% to 1/13/2026, FLR (EUR Swap Rate - 5yr. + 3.167%) to 1/13/2031, FLR (EUR Swap Rate - 5yr. + 3.417%) to 1/13/2046, FLR (EUR Swap Rate - 5yr. + 4.167%) to 1/13/2170	EUR	100,000	127,167
Exxon Mobil Corp., 1.408%, 6/26/2039		150,000	176,040
Galp Energia SGPS S.A., 2%, 1/15/2026		100,000	128,563
OMV AG, 2.5% to 9/01/2026, FLR (EUR Swap Rate - 5yr. + 2.82%) to 9/01/2030, FLR (EUR Swap Rate - 5yr. + 3.82%) to 9/01/2170		100,000	127,390
			$896,246
Entertainment – 1.9%
Boyne USA, Inc., 4.75%, 5/15/2029 (n)		$775,000	$ 800,497
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		270,000	295,650
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		895,000	950,937
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)		515,000	603,946
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027		375,000	384,750
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.25%, 7/15/2029		380,000	386,720
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		773,000	804,886

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (n)		$725,000	$ 740,421
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)		280,000	267,596
NCL Corp. Ltd., 10.25%, 2/01/2026 (n)		170,000	198,475
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		255,000	265,838
Royal Caribbean Cruises Ltd., 10.875%, 6/01/2023 (n)		320,000	367,200
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		510,000	536,775
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		565,000	569,238
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)		245,000	263,441
			$7,436,370
Financial Institutions – 2.1%
Adler Group S.A., 2.25%, 1/14/2029	EUR	500,000	$ 592,043
Atrium Finance Issuer B.V., 2.625%, 9/05/2027		100,000	130,746
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)		$350,000	285,250
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		195,000	207,637
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		134,000	144,450
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		775,000	802,125
CTP B.V., 0.75%, 2/18/2027	EUR	100,000	120,514
EXOR N.V., 2.25%, 4/29/2030		100,000	134,751
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		$515,000	536,887
Garfunkelux Holdco 3 S.A., 7.75%, 11/01/2025	GBP	265,000	391,963
Global Aircraft Leasing Co. Ltd., 6.5%,(6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)		$2,113,613	2,113,613
Grand City Properties S.A., 1.5% to 6/9/2026, FLR (EUR Swap Rate - 5yr. + 2.184%) to 6/9/2031, FLR (EUR Swap Rate - 5yr. + 2.434%) to 6/9/2046, FLR (EUR Swap Rate - 5yr. + 3.184%) to 12/09/2069	EUR	100,000	119,962
Logicor Financing S.à r.l., 0.875%, 1/14/2031		100,000	117,160
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		$705,000	727,031
OneMain Finance Corp., 6.875%, 3/15/2025		480,000	542,400
OneMain Finance Corp., 8.875%, 6/01/2025		332,000	365,615
OneMain Finance Corp., 7.125%, 3/15/2026		340,000	395,675
SBB Treasury Oyj, 0.75%, 12/14/2028	EUR	113,000	134,426
SBB Treasury Oyj, 1.125%, 11/26/2029		100,000	121,068
Tritax EuroBox PLC, 0.95%, 6/02/2026 (w)		100,000	121,572
			$8,104,888
Food & Beverages – 2.6%
Anheuser-Busch InBev S.A., 1.65%, 3/28/2031	EUR	100,000	$ 132,710
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$189,000	216,054
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		110,000	143,790
Aramark Services, Inc., 6.375%, 5/01/2025 (n)		930,000	988,125
Bacardi Ltd., 5.15%, 5/15/2038 (n)		153,000	184,520

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$900,000	$ 943,020
Constellation Brands, Inc., 3.15%, 8/01/2029		204,000	215,996
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		1,055,000	1,153,906
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)		475,000	522,505
Kraft Heinz Foods Co., 4.375%, 6/01/2046		1,070,000	1,147,412
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		1,030,000	1,064,762
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)		113,000	124,159
Performance Food Group Co., 5.5%, 10/15/2027 (n)		745,000	777,169
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		520,000	549,354
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		520,000	522,969
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		515,000	515,229
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		800,000	798,000
			$9,999,680
Gaming & Lodging – 4.3%
Boyd Gaming Corp., 4.75%, 12/01/2027		$665,000	$ 679,889
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)		270,000	272,781
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025 (n)		760,000	766,316
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		570,000	600,210
Churchill Downs, Inc., 5.5%, 4/01/2027 (n)		495,000	515,107
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)		434,000	455,166
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)		574,000	637,100
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)		298,000	292,212
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)		1,217,000	1,220,042
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		666,000	651,731
International Game Technology PLC, 4.125%, 4/15/2026 (n)		1,000,000	1,032,500
Marriott International, Inc., 2.85%, 4/15/2031		90,000	89,742
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)		345,000	363,599
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)		234,000	240,143
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)		645,000	683,700
MGM Growth Properties LLC, 5.75%, 2/01/2027		285,000	315,549
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)		488,000	493,656
MGM Resorts International, 6.75%, 5/01/2025		640,000	686,106
MGM Resorts International, 5.5%, 4/15/2027		475,000	515,318
Scientific Games Corp., 8.25%, 3/15/2026 (n)		380,000	408,447
Scientific Games International, Inc., 7%, 5/15/2028 (n)		445,000	481,156
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)		1,130,000	1,162,488
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)		715,000	723,044
Whitbread Group PLC, 3%, 5/31/2031	GBP	100,000	144,187
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		$823,000	841,518
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)		375,000	393,281
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,083,000	1,141,211

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		$545,000	$ 564,549
			$16,370,748
Industrial – 0.8%
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	100,000	$ 144,580
CPI Property Group S.A., 1.5%, 1/27/2031	EUR	100,000	118,339
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		$300,000	301,428
Howard Hughes Corp., 4.125%, 2/01/2029 (n)		908,000	902,216
Peach Property Finance GmbH, 4.375%, 11/15/2025	EUR	200,000	255,879
Peach Property Group, 4.375%, 11/15/2025 (n)		225,000	287,864
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$365,000	337,944
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		777,000	797,691
			$3,145,941
Insurance – 0.3%
Argentum Zurich Insurance, 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046	EUR	100,000	$ 139,143
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		150,000	202,379
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	175,000	272,753
Credit Agricole Assurances S.A., 2%, 7/17/2030	EUR	100,000	126,834
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 4/24/2069		100,000	133,659
Zurich Finance (Ireland) DAC, 1.875% to 9/17/2030, FLR (EURIBOR - 3mo. + 2.95%) to 9/17/2050		105,000	133,779
			$1,008,547
Insurance - Health – 0.0%
UnitedHealth Group, Inc., 3.5%, 8/15/2039		$38,000	$ 41,141
Insurance - Property & Casualty – 0.8%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)		$130,000	$ 132,600
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		1,230,000	1,269,975
AssuredPartners, Inc., 7%, 8/15/2025 (n)		215,000	219,434
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		210,000	208,425
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	100,000	106,792
Broadstreet Partners, Inc., 5.875%, 4/15/2029 (n)		$415,000	413,585
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030		189,000	210,293
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		220,000	234,850
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		102,000	107,020

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Willis North America, Inc., 3.875%, 9/15/2049		$250,000	$ 272,402
			$3,175,376
International Market Quasi-Sovereign – 0.3%
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.625%, 12/08/2050	EUR	75,000	$ 79,628
Electricite de France S.A., 2.75%, 12/29/2049 (w)		200,000	243,653
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		200,000	249,814
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	200,000	317,498
La Banque Postale S.A. (Republic of France), 0.875% to 1/26/2026, FLR (EUR Swap Rate - 5yr. + 1.38%) to 1/26/2031	EUR	100,000	122,333
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		200,000	242,986
			$1,255,912
International Market Sovereign – 8.9%
Commonwealth of Australia, 1.75%, 6/21/2051	AUD	3,106,000	$ 1,959,401
Government of Bermuda, 2.375%, 8/20/2030 (n)		$200,000	197,000
Government of Japan, 1.7%, 3/20/2032	JPY	58,550,000	625,146
Government of Japan, 2.4%, 3/20/2037		9,500,000	114,628
Government of Japan, 2.3%, 3/20/2040		638,050,000	7,794,595
Government of Japan, 0.6%, 9/20/2050		63,150,000	565,495
Kingdom of Belgium, 0.4%, 6/22/2040 (n)	EUR	742,000	865,493
Kingdom of Spain, 1.25%, 10/31/2030 (n)		716,000	944,313
Kingdom of Spain, 1.85%, 7/30/2035		593,000	823,160
Kingdom of Spain, 1.2%, 10/31/2040 (n)		440,000	540,672
Republic of Cyprus, 0%, 2/09/2026		561,000	686,727
Republic of Cyprus, 1.25%, 1/21/2040		1,123,000	1,382,052
Republic of Iceland, 5%, 11/15/2028	ISK	188,496,000	1,704,983
Republic of Iceland, 6.5%, 1/24/2031		41,000,000	412,225
Republic of Italy, 0%, 4/01/2026	EUR	4,110,000	4,986,577
Republic of Italy, 1.65%, 3/01/2032		1,990,000	2,601,210
Republic of Italy, 1.45%, 3/01/2036		3,259,000	4,065,833
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	1,251,000	1,704,314
United Kingdom Treasury, 1.75%, 9/07/2037		1,073,000	1,650,212
United Kingdom Treasury, 1.75%, 1/22/2049		231,000	362,481
			$33,986,517
Leisure & Toys – 0.0%
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	100,000	$ 121,450

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Local Authorities – 0.1%
Province of Alberta, 4.5%, 12/01/2040	CAD	255,000	$ 267,830
Province of British Columbia, 2.95%, 6/18/2050		115,000	99,313
			$367,143
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$251,000	$ 255,236
Kapla Holding S.A.S., 3.375%, 12/15/2026	EUR	315,000	382,964
Sarens Finance Co. N.V., 5.75%, 2/21/2027		210,000	254,872
			$893,072
Major Banks – 1.6%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)		$152,000	$ 145,902
Bank of America Corp., 3.5%, 4/19/2026		493,000	546,786
Bank of America Corp., 0.694% to 3/22/2030, FLR (EURIBOR - 3mo. + 0.79%) to 3/22/2031	EUR	110,000	132,673
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR + 1.32%) to 4/22/2032		$223,000	226,106
Barclays PLC, 1.125% to 3/22/2026, FLR (EUR Swap Rate - 5yr. + 1.55%) to 3/22/2031	EUR	100,000	122,725
Barclays PLC, 1.106%, 5/12/2032		100,000	122,058
CaixaBank S.A., 1.5%, 12/03/2026 (w)	GBP	100,000	142,107
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate - 5yr. + 2.35%) to 7/14/2028	EUR	100,000	127,639
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$221,000	216,944
Credit Agricole S.A., 1.625% to 6/05/2025, FLR (EUR Swap Rate - 5yr. + 1.9%) to 6/05/2030	EUR	100,000	126,550
Credit Agricole S.A., 4% to 6/23/2028, FLR (EUR Swap Rate - 5yr. + 4.37%) to 12/23/2167		200,000	265,358
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)		$250,000	253,703
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030	EUR	100,000	122,909
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026		$238,000	244,798
HSBC Holdings PLC, 4.375%, 11/23/2026		269,000	304,407
HSBC Holdings PLC, 1.75% to 7/24/2026, FLR (SONIA + 1.307%) to 7/24/2027	GBP	116,000	166,050
HSBC Holdings PLC, 6%, 11/22/2069		$250,000	275,625
JPMorgan Chase & Co., 2.95%, 10/01/2026		421,000	454,860
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		350,000	354,831
Morgan Stanley, 1.593% to 5/4/2026, FLR (SOFR + 0.879%) to 5/04/2027		183,000	184,680

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031		$119,000	$ 131,041
NatWest Group PLC, 2.105% to 11/28/2026, FLR (GBP Government Yield - 5yr. + 1.75%) to 11/28/2031	GBP	100,000	141,920
Nordea Bank Abp, 0.625% to 8/18/2026, FLR (EUR Swap Rate - 5yr. + 0.92%) to 8/18/2031	EUR	140,000	170,675
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		$540,000	612,225
UniCredit S.p.A., 1.25% to 6/16/2025, FLR (EURIBOR - 3mo. + 1.6%) to 6/16/2026	EUR	147,000	185,412
UniCredit S.p.A., 2.2% to 7/22/2026, FLR (EURIBOR - 3mo. + 2.55%) to 7/22/2027		250,000	322,609
			$6,100,593
Medical & Health Technology & Services – 4.7%
AdaptHealth LLC, 4.625%, 8/01/2029 (n)		$570,000	$ 559,273
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		1,504,000	1,565,378
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)		400,000	416,352
Becton Dickinson Euro Finance S.à r.l., 1.213%, 2/12/2036	EUR	100,000	118,898
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		$1,406,000	1,400,727
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)		755,000	794,638
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		105,000	115,106
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		455,000	453,066
DaVita, Inc., 4.625%, 6/01/2030 (n)		420,000	428,354
DaVita, Inc., 3.75%, 2/15/2031 (n)		893,000	856,164
Encompass Health Corp., 5.75%, 9/15/2025		410,000	422,300
Encompass Health Corp., 4.625%, 4/01/2031		850,000	901,595
HCA, Inc., 5.375%, 2/01/2025		855,000	956,531
HCA, Inc., 5.875%, 2/15/2026		1,055,000	1,205,337
HCA, Inc., 5.625%, 9/01/2028		125,000	145,313
HCA, Inc., 5.875%, 2/01/2029		535,000	627,956
HCA, Inc., 3.5%, 9/01/2030		1,045,000	1,073,946
HCA, Inc., 5.125%, 6/15/2039		103,000	125,258
HealthSouth Corp., 5.125%, 3/15/2023		407,000	407,407
Heartland Dental LLC, 8.5%, 5/01/2026 (n)		435,000	451,487
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		710,000	736,625
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		1,210,000	1,266,991
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)		210,000	209,213
LifePoint Health, Inc., 5.375%, 1/15/2029 (n)		190,000	185,013
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		300,000	269,169
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		142,000	195,273

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		$770,000	$ 829,675
Syneos Health, Inc., 3.625%, 1/15/2029 (n)		966,000	943,057
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		360,000	370,800
			$18,030,902
Medical Equipment – 0.5%
Boston Scientific Corp., 0.625%, 12/01/2027	EUR	100,000	$ 123,362
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)		$940,000	974,019
Teleflex, Inc., 4.625%, 11/15/2027		875,000	931,166
			$2,028,547
Metals & Mining – 2.7%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$209,000	$ 253,621
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		760,000	801,572
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/2029 (n)		420,000	454,650
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		655,000	643,538
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)		645,000	691,762
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)		200,000	209,750
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		759,000	828,259
First Quantum Minerals Ltd., 6.875%, 10/15/2027		350,000	381,938
Freeport-McMoRan, Inc., 5%, 9/01/2027		665,000	701,575
Freeport-McMoRan, Inc., 4.375%, 8/01/2028		350,000	369,423
Freeport-McMoRan, Inc., 5.25%, 9/01/2029		550,000	611,408
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		144,000	143,576
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		530,000	542,349
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)		700,000	715,057
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		1,009,000	1,030,794
Novelis Corp., 5.875%, 9/30/2026 (n)		975,000	1,016,730
Novelis Corp., 4.75%, 1/30/2030 (n)		200,000	210,000
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029 (n)	EUR	350,000	442,044
Petra Diamonds US$ Treasury PLC, 10.5%, 3/08/2026 (n)		$124,000	119,970
			$10,168,016
Midstream – 3.5%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$360,000	$ 407,700
Cheniere Energy Partners LP, 4.5%, 10/01/2029		475,000	502,312
Cheniere Energy, Inc., 4%, 3/01/2031 (n)		935,000	965,107
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		519,000	520,858
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		744,000	747,794
EnLink Midstream Partners LP, 4.85%, 7/15/2026		430,000	434,300
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)		461,000	479,878
EQM Midstream Partners LP, 6%, 7/01/2025 (n)		167,000	180,778

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	$161,000	$ 176,963
EQM Midstream Partners LP, 5.5%, 7/15/2028	1,825,000	1,948,443
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	310,000	310,000
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	308,000	310,700
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	160,000	160,000
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	570,700	563,555
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	50,000	51,375
MPLX LP, 4.5%, 4/15/2038	170,000	188,373
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	805,000	827,347
Peru LNG, 5.375%, 3/22/2030	1,018,000	806,765
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	166,000	172,283
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	183,000	204,132
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	193,000	218,774
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	1,325,000	1,470,823
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031 (n)	505,000	527,725
Western Midstream Operating LP, 5.3%, 2/01/2030	425,000	468,563
Western Midstream Operation LP, 4.65%, 7/01/2026	350,000	373,198
Western Midstream Operation LP, 5.5%, 8/15/2048	175,000	181,099
		$13,198,845
Mortgage-Backed – 0.9%
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033	$26,457	$ 30,325
Fannie Mae, 5.5%, 7/01/2033 - 7/01/2035	93,427	106,743
Fannie Mae, 6%, 8/01/2034 - 2/01/2037	45,433	53,573
Fannie Mae, 3.5%, 12/01/2047 - 5/01/2049	130,906	141,903
Fannie Mae, UMBS, 2.5%, 3/01/2050 - 7/01/2050	176,689	184,179
Fannie Mae, UMBS, 2%, 1/01/2051 - 2/01/2051	299,457	303,614
Freddie Mac, 0.133%, 2/25/2025 (i)	38,000,000	238,180
Freddie Mac, 1.368%, 3/25/2027 (i)	448,000	33,371
Freddie Mac, 0.124%, 2/25/2028 (i)	36,576,000	391,846
Freddie Mac, 0.291%, 2/25/2028 (i)	15,572,000	330,388
Freddie Mac, 0.105%, 4/25/2028 (i)	15,983,000	160,490
Freddie Mac, 1.089%, 7/25/2029 (i)	1,889,367	149,251
Freddie Mac, 1.799%, 4/25/2030 (i)	845,640	122,009
Freddie Mac, 1.868%, 4/25/2030 (i)	731,897	109,737
Freddie Mac, 1.662%, 5/25/2030 (i)	896,340	121,007
Freddie Mac, 1.796%, 5/25/2030 (i)	2,034,877	296,104

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.342%, 6/25/2030 (i)		$821,458	$ 90,278
Freddie Mac, 1.6%, 8/25/2030 (i)		719,995	96,095
Freddie Mac, 1.17%, 9/25/2030 (i)		455,646	45,185
Freddie Mac, 1.081%, 11/25/2030 (i)		901,677	83,380
Freddie Mac, 0.331%, 1/25/2031 (i)		3,191,109	88,146
Freddie Mac, 0.529%, 3/25/2031 (i)		3,764,286	170,302
Freddie Mac, 6%, 8/01/2034		31,708	37,055
			$3,383,161
Municipals – 0.5%
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		$215,000	$ 229,180
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029		499,000	640,089
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		346,000	386,146
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		221,000	249,748
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022		255,000	261,375
State of Florida, “A”, 2.154%, 7/01/2030		259,000	261,029
			$2,027,567
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$198,000	$ 212,973
National Grid PLC, 1.125%, 1/14/2033	GBP	100,000	128,272
NiSource, Inc., 3.6%, 5/01/2030		$183,000	200,078
			$541,323
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 1.25%, 3/15/2033	EUR	200,000	$ 240,926
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$280,000	333,229
			$574,155
Network & Telecom – 0.3%
AT&T, Inc., 3.5%, 9/15/2053 (n)		$259,000	$ 245,745
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)		640,000	651,507
Verizon Communications, Inc., 2.625%, 8/15/2026		127,000	135,013
Verizon Communications, Inc., 2.1%, 3/22/2028		86,000	87,130
			$1,119,395

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.2%
Guara Norte S.à r.l., 5.198%, 6/15/2034 (n)		$200,000	$ 202,400
Halliburton Co., 5%, 11/15/2045		74,000	86,466
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)		265,000	277,256
			$566,122
Oils – 0.3%
Neste Oyj, 1.5%, 6/07/2024	EUR	100,000	$ 126,516
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		$465,000	378,045
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		400,000	295,000
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		355,000	409,388
			$1,208,949
Other Banks & Diversified Financials – 0.9%
Bangkok Bank Public Co. Ltd., 3.733%, 9/25/2034		$750,000	$ 765,713
Banque Fédérative du Crédit Mutuel, 0.625%, 11/03/2028 (w)	EUR	100,000	121,877
Deutsche Bank AG, 1.875% to 12/22/2027, FLR (SONIA + 1.634%) to 12/22/2028	GBP	100,000	140,924
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	100,000	121,884
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$250,000	277,007
Macquarie Group Ltd., 0.35%, 3/03/2028	EUR	125,000	150,124
Macquarie Group Ltd., 0.95%, 5/21/2031		180,000	217,817
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)		$200,000	202,278
Rabobank Nederland N.V., 3.25% to 12/29/2026, FLR (EUR Swap Rate - 5yr. + 3.7%) to 12/29/2069	EUR	200,000	251,281
UBS AG, 5.125%, 5/15/2024		$447,000	491,861
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		269,000	284,123
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	200,000	315,498
			$3,340,387
Personal Computers & Peripherals – 0.3%
NCR Corp., 5%, 10/01/2028 (n)		$720,000	$ 739,800
NCR Corp., 5.125%, 4/15/2029 (n)		390,000	400,101
			$1,139,901
Pharmaceuticals – 1.8%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)		$1,531,000	$ 1,565,815
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)		1,190,000	1,115,625
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)		485,000	444,987
Catalent, Inc., 3.125%, 2/15/2029 (n)		737,000	709,215
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)		517,000	508,056
Endo Luxembourg Finance Co I S.à r.l., 6.125%, 4/01/2029 (n)		365,000	359,981

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Jazz Securities Designated Activity Co., 4.375%, 1/15/2029 (n)		$760,000	$ 781,645
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		500,000	505,000
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		475,000	487,412
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)		380,000	387,600
			$6,865,336
Pollution Control – 0.5%
GFL Environmental, Inc., 3.75%, 8/01/2025 (n)		$215,000	$ 220,106
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)		205,000	224,475
GFL Environmental, Inc., 4%, 8/01/2028 (n)		375,000	361,853
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		415,000	403,953
Stericycle, Inc., 3.875%, 1/15/2029 (n)		595,000	593,512
			$1,803,899
Precious Metals & Minerals – 0.3%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$545,000	$ 572,250
Taseko Mines Ltd., 7%, 2/15/2026 (n)		360,000	376,279
			$948,529
Printing & Publishing – 0.6%
Cimpress N.V., 7%, 6/15/2026 (n)		$740,000	$ 776,075
Informa PLC, 3.125%, 7/05/2026	GBP	100,000	150,645
Informa PLC, 1.25%, 4/22/2028	EUR	150,000	185,688
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)		$730,000	731,058
Nielsen Finance LLC, 4.75%, 7/15/2031 (n)		255,000	254,694
			$2,098,160
Railroad & Shipping – 0.2%
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027 (w)	EUR	200,000	$ 243,570
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)		$655,000	692,662
			$936,232
Real Estate – 0.1%
Canary Wharf Group, 3.375%, 4/23/2028	GBP	138,000	$ 195,545
VGP Group LLC, 1.5%, 4/08/2029	EUR	100,000	119,718
			$315,263
Real Estate - Apartment – 0.0%
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, FLR, 2.201% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)		$154,000	$ 155,348

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.1%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032		$214,000	$ 208,991
Corporate Office Property LP, 2.25%, 3/15/2026		149,000	153,031
Corporate Office Property LP, 2.75%, 4/15/2031		109,000	107,082
			$469,104
Real Estate - Other – 0.5%
InterMed Holdings Ltd., 5.875%, 10/01/2028 (n)		$610,000	$ 651,175
Lexington Realty Trust Co., 2.7%, 9/15/2030		195,000	194,793
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		282,000	274,563
XHR LP, REIT, 4.875%, 6/01/2029 (n)		640,000	650,432
			$1,770,963
Real Estate - Retail – 0.2%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$93,000	$ 102,391
Hammerson Ireland Finance Designated Activity Co., 1.75%, 6/03/2027 (w)	EUR	100,000	121,110
Regency Centers Corp., 3.7%, 6/15/2030		$339,000	370,846
STORE Capital Corp., 2.75%, 11/18/2030		313,000	310,115
			$904,462
Retailers – 0.5%
Home Depot, Inc., 3%, 4/01/2026		$166,000	$ 181,130
Kohl's Corp., 3.375%, 5/01/2031		125,000	128,399
L Brands, Inc., 5.25%, 2/01/2028		1,205,000	1,307,425
L Brands, Inc., 6.625%, 10/01/2030 (n)		265,000	302,895
			$1,919,849
Specialty Chemicals – 0.2%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		$637,000	$ 668,054
Specialty Stores – 0.8%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)		$795,000	$ 799,969
Magic Mergeco, Inc., 5.25%, 5/01/2028 (n)		370,000	374,625
Magic Mergeco, Inc., 7.875%, 5/01/2029 (n)		360,000	367,827
Nordstrom, Inc., 4.25%, 8/01/2031 (n)		106,000	107,538
Penske Automotive Group Co., 3.75%, 6/15/2029 (w)		955,000	958,581
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/2028 (n)		250,000	258,900
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		250,000	275,233
			$3,142,673
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025		$88,000	$ 90,200
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		825,000	853,875
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)		540,000	517,860
Auchan Holding S.A., 3.25%, 7/23/2027	EUR	100,000	141,576

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supermarkets – continued
Bellis Acquisition Co. PLC, 3.25%, 2/16/2026	GBP	375,000	$ 532,718
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	262,000	234,150
			$2,370,379
Supranational – 0.5%
European Investment Bank, 0.05%, 1/27/2051	EUR	254,000	$ 261,236
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	210,000	185,220
West African Development Bank, 4.7%, 10/22/2031		$200,000	214,608
West African Development Bank, 4.7%, 10/22/2031 (n)		1,055,000	1,132,057
West African Development Bank, 2.75%, 1/22/2033	EUR	100,000	126,050
			$1,919,171
Telecommunications - Wireless – 3.6%
Altice France S.A., 5.875%, 2/01/2027	EUR	445,000	$ 579,206
Altice France S.A., 8.125%, 2/01/2027 (n)		$675,000	735,750
Altice France S.A., 5.5%, 1/15/2028 (n)		200,000	204,598
Altice France S.A., 6%, 2/15/2028 (n)		655,000	641,900
Altice France S.A., 5.125%, 7/15/2029 (n)		790,000	783,253
American Tower Corp., REIT, 4%, 6/01/2025		186,000	205,598
Cellnex Finance Co. S.A., 2%, 2/15/2033	EUR	500,000	593,190
Crown Castle International Corp., 1.35%, 7/15/2025		$99,000	99,981
Crown Castle International Corp., 3.7%, 6/15/2026		157,000	172,950
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		400,000	415,500
Millicom International Cellular S.A., 5.125%, 1/15/2028		635,400	665,582
Rogers Communications, Inc., 3.7%, 11/15/2049		106,000	107,701
SBA Communications Corp., 4.875%, 9/01/2024		500,000	510,315
SBA Communications Corp., 3.875%, 2/15/2027		1,136,000	1,161,560
SBA Communications Corp., 3.125%, 2/01/2029 (n)		750,000	720,000
Sprint Capital Corp., 6.875%, 11/15/2028		1,000,000	1,251,060
Sprint Corp., 7.125%, 6/15/2024		275,000	316,938
Sprint Corp., 7.625%, 3/01/2026		1,775,000	2,156,625
T-Mobile USA, Inc., 3.5%, 4/15/2025		189,000	205,113
T-Mobile USA, Inc., 2.25%, 2/15/2026		360,000	363,042
T-Mobile USA, Inc., 5.375%, 4/15/2027		910,000	965,464
T-Mobile USA, Inc., 2.625%, 2/15/2029		760,000	729,600
			$13,584,926
Telephone Services – 0.1%
Iliad S.A., 2.375%, 6/17/2026	EUR	100,000	$ 125,214
Iliad S.A., 1.875%, 2/11/2028		100,000	120,359
			$245,573

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.3%
B.A.T. International Finance PLC, 2.25%, 6/26/2028	GBP	100,000	$ 141,059
Vector Group Ltd., 10.5%, 11/01/2026 (n)		$690,000	731,400
Vector Group Ltd., 5.75%, 2/01/2029 (n)		415,000	419,150
			$1,291,609
Transportation - Services – 0.5%
Abertis Infraestructuras S.A., 1.875%, 3/26/2032	EUR	100,000	$ 129,000
Arena Luxembourg Finance S.à r.l., 1.875%, 2/01/2028		490,000	558,990
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)		$261,000	264,541
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		120,000	174,981
Promontoria Holding 264 B.V., 6.75%, 8/15/2023	EUR	245,000	295,049
Q-Park Holding I B.V., 2%, 3/01/2027		480,000	556,974
			$1,979,535
U.S. Treasury Obligations – 8.6%
U.S. Treasury Bonds, 3%, 2/15/2048		$157,000	$ 179,575
U.S. Treasury Bonds, 2.25%, 8/15/2049		115,500	114,313
U.S. Treasury Bonds, 2.375%, 11/15/2049		6,592,000	6,704,785
U.S. Treasury Notes, 0.25%, 6/30/2025		2,338,000	2,306,127
U.S. Treasury Notes, 1.25%, 3/31/2028		1,971,500	1,973,040
U.S. Treasury Notes, 2.375%, 5/15/2029		7,940,000	8,517,511
U.S. Treasury Notes, 1.125%, 8/15/2040 (f)		15,970,000	13,260,091
			$33,055,442
Utilities - Electric Power – 3.2%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,081,000	$ 1,199,910
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		187,000	193,403
Calpine Corp., 4.5%, 2/15/2028 (n)		665,000	672,481
Calpine Corp., 5.125%, 3/15/2028 (n)		840,000	846,300
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		285,000	294,619
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,450,000	1,402,875
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026 (n)	EUR	380,000	468,382
E.CL S.A., 4.5%, 1/29/2025		$300,000	326,928
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		200,000	216,362
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 9/08/2169	EUR	150,000	178,016
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2170		200,000	253,741
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		$200,000	215,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)	$280,000	$ 278,250
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029	592,000	588,300
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	102,000	107,472
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	355,000	386,098
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	935,000	990,633
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 3.65%, 2/01/2050	104,000	102,055
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)	801,577	910,190
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	430,000	442,900
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	830,000	872,093
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	245,000	250,459
Transelec S.A., 4.25%, 1/14/2025 (n)	600,000	651,456
Virginia Electric & Power Co., 3.5%, 3/15/2027	375,000	416,265
WEC Energy Group, Inc., 1.8%, 10/15/2030	107,000	101,380
		$12,365,568
Total Bonds (Identified Cost, $443,971,783)		$ 452,869,866
Common Stocks – 1.4%
Construction – 0.1%
ICA Tenedora, S.A. de C.V. (a)	110,829	$ 221,816
Energy - Independent – 0.0%
Frontera Energy Corp. (a)	16,354	$ 85,632
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	615	$ 173,750
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd. (a)	3,310,768	$ 67,544
Special Products & Services – 1.2%
iShares iBoxx $ High Yield Corporate Bond ETF	54,000	$ 4,707,720
Total Common Stocks (Identified Cost, $5,971,597)		$ 5,256,462
Floating Rate Loans (r) – 0.2%
Broadcasting – 0.0%
Nexstar Broadcasting, Inc., Term Loan B4, 2.61%, 9/18/2026	$88,863	$ 88,604
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 2.598%, 4/15/2027	$101,712	$ 101,077

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – continued
Chemicals – 0.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 1.953%, 6/01/2024	$150,401	$ 149,596
Element Solutions, Inc., Term Loan B1, 2.09%, 1/31/2026	101,455	101,125
		$250,721
Computer Software - Systems – 0.0%
SS&C Technologies, Inc., Term Loan B5, 1.84%, 4/16/2025	$101,399	$ 100,334
Pharmaceuticals – 0.0%
Bausch Health Companies, Inc., Term Loan B, 2.843%, 11/27/2025	$88,286	$ 87,744
Total Floating Rate Loans (Identified Cost, $633,949)		$ 628,480

	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	274	$ 2
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	274	3
Total Warrants (Identified Cost, $0)				$ 5

Investment Companies (h) – 5.6%
Money Market Funds – 5.6%
MFS Institutional Money Market Portfolio, 0.03% (v) (Identified Cost, $21,434,636)	21,434,636	$ 21,434,636

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.2%
Other – 0.2%
U.S. Treasury 10 yr - Interest Rate Swap - Fund pays 1.75%, Fund receives FLR (3-month LIBOR) – September 2022 (Premiums Paid, $173,865)	Put	Merrill Lynch International	$ 20,100,000	$ 20,100,000	$739,546

Other Assets, Less Liabilities – (25.7)%	(98,186,553)
Net Assets – 100.0%	$382,742,442

(a)	Non-income producing security.
(d)	In default.

Portfolio of Investments (unaudited) – continued
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $21,434,636 and $459,494,359, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $241,520,510, representing 63.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 2.95% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/20	$428,000	$434,153
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Portfolio of Investments (unaudited) – continued
SONIA	Sterling Overnight Index Average
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 5/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	124,551	USD	96,057	Brown Brothers Harriman	7/16/2021	$352
AUD	1,694,694	USD	1,309,962	Citibank N.A.	7/16/2021	1,823
CAD	4,788,000	USD	3,856,367	Brown Brothers Harriman	7/16/2021	110,257
CLP	1,182,171,000	USD	1,617,861	Barclays Bank PLC	9/27/2021	17,021
CNH	5,000,000	USD	765,910	JPMorgan Chase Bank N.A.	7/16/2021	16,409
CNH	5,259,000	USD	806,038	State Street Bank Corp.	7/16/2021	16,805
EUR	344,830	USD	416,658	Brown Brothers Harriman	7/16/2021	5,374
EUR	1,227,126	USD	1,499,446	Citibank N.A.	7/16/2021	2,414
EUR	1,167,664	USD	1,415,104	Deutsche Bank AG	7/16/2021	13,983
EUR	336,673	USD	403,999	JPMorgan Chase Bank N.A.	7/16/2021	8,050
EUR	269,000	USD	324,138	Merrill Lynch International	7/16/2021	5,087
EUR	576,711	USD	694,078	UBS AG	7/16/2021	11,749
GBP	1,187,000	USD	1,684,674	Credit Suisse Group	7/16/2021	1,780
GBP	941,114	USD	1,320,270	Deutsche Bank AG	7/16/2021	16,837
GBP	100,975	USD	140,241	NatWest Markets PLC	7/16/2021	3,220
JPY	19,188,930	USD	175,195	Goldman Sachs International	7/16/2021	121
KRW	919,470,000	USD	810,079	Goldman Sachs International	6/01/2021	17,490

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
KRW	919,470,000	USD	823,345	Goldman Sachs International	8/17/2021	$4,372
KRW	2,820,000,000	USD	2,493,721	JPMorgan Chase Bank N.A.	8/17/2021	44,871
NOK	42,698,486	USD	5,068,683	Goldman Sachs International	7/16/2021	66,489
NZD	3,279,380	USD	2,376,882	Deutsche Bank AG	7/16/2021	9,730
SEK	6,780,000	USD	816,147	Goldman Sachs International	7/16/2021	2,029
SEK	14,000,000	USD	1,665,558	JPMorgan Chase Bank N.A.	7/16/2021	23,891
SGD	2,141	USD	1,597	HSBC Bank	7/16/2021	24
THB	25,362,000	USD	810,547	JPMorgan Chase Bank N.A.	6/01/2021	1,427
USD	139,134	AUD	179,372	Deutsche Bank AG	7/16/2021	290
USD	2,296,225	BRL	12,069,418	JPMorgan Chase Bank N.A.	8/03/2021	5,974
USD	4,291,710	JPY	467,155,169	Citibank N.A.	7/16/2021	23,626
USD	826,838	JPY	90,000,000	Goldman Sachs International	7/16/2021	4,568
USD	1,188,302	JPY	129,353,113	State Street Bank Corp.	7/16/2021	6,489
USD	241,540	NOK	2,000,000	Deutsche Bank AG	7/16/2021	1,009
						$443,561
Liability Derivatives
BRL	12,069,418	USD	2,309,583	JPMorgan Chase Bank N.A.	6/04/2021	$(6,479)
CAD	1,930,000	USD	1,601,163	Goldman Sachs International	7/16/2021	(2,253)
CAD	710,393	USD	588,997	HSBC Bank	7/16/2021	(471)
CLP	560,114,000	USD	801,996	Barclays Bank PLC	8/13/2021	(27,097)
EUR	103,028	USD	126,308	Deutsche Bank AG	7/16/2021	(213)
JPY	23,527,376	USD	217,742	UBS AG	7/16/2021	(2,788)
NZD	5,325,000	USD	3,880,550	Citibank N.A.	7/16/2021	(5,212)
SEK	21,000,000	USD	2,538,404	Goldman Sachs International	7/16/2021	(4,229)
TRY	219,000	USD	25,462	Citibank N.A.	7/16/2021	(276)
USD	4,881,353	AUD	6,319,746	Merrill Lynch International	7/16/2021	(10,469)
USD	1,844,151	AUD	2,413,730	State Street Bank Corp.	7/16/2021	(24,205)
USD	2,083,305	BRL	12,069,418	JPMorgan Chase Bank N.A.	6/04/2021	(219,799)
USD	755,185	CAD	946,000	Deutsche Bank AG	7/16/2021	(28,530)
USD	396,367	CAD	496,928	Merrill Lynch International	7/16/2021	(15,314)
USD	2,726,748	CNH	17,942,000	HSBC Bank	7/16/2021	(80,526)
USD	823,440	EUR	677,052	Brown Brothers Harriman	7/16/2021	(5,194)
USD	52,245,863	EUR	43,498,017	Citibank N.A.	7/16/2021	(990,695)
USD	5,110,333	EUR	4,217,652	Deutsche Bank AG	7/16/2021	(51,587)
USD	312,591	EUR	257,410	JPMorgan Chase Bank N.A.	7/16/2021	(2,449)
USD	243,066	EUR	200,175	NatWest Markets PLC	7/16/2021	(1,925)
USD	316,056	EUR	259,000	UBS AG	6/08/2021	(697)
USD	416,485	GBP	293,801	Citibank N.A.	7/16/2021	(939)
USD	530,273	GBP	379,013	Deutsche Bank AG	7/16/2021	(8,217)
USD	7,721,097	GBP	5,615,977	JPMorgan Chase Bank N.A.	7/16/2021	(257,913)
USD	1,043,702	GBP	735,624	Merrill Lynch International	7/16/2021	(1,451)
USD	1,137,999	GBP	824,540	UBS AG	7/16/2021	(33,482)
USD	96,967	IDR	1,389,827,358	JPMorgan Chase Bank N.A.	6/24/2021	(172)
USD	793,009	KRW	894,911,000	Barclays Bank PLC	8/17/2021	(12,599)
USD	823,160	KRW	919,470,000	Goldman Sachs International	6/01/2021	(4,408)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	3,079,663	MXN	62,371,920	HSBC Bank	7/16/2021	$(35,202)
USD	2,163,438	NZD	3,027,972	Deutsche Bank AG	7/16/2021	(40,209)
USD	202,630	NZD	287,656	JPMorgan Chase Bank N.A.	7/16/2021	(6,715)
USD	4,960,101	SEK	41,956,698	JPMorgan Chase Bank N.A.	7/16/2021	(103,023)
USD	807,784	THB	25,362,000	JPMorgan Chase Bank N.A.	6/01/2021	(4,190)
USD	2,401,401	THB	75,428,000	JPMorgan Chase Bank N.A.	7/21/2021	(13,057)
USD	808,673	THB	25,362,000	JPMorgan Chase Bank N.A.	8/02/2021	(3,132)
USD	1,601,484	TWD	44,257,000	Barclays Bank PLC	8/24/2021	(2,262)
USD	1,510,653	ZAR	22,208,158	State Street Bank Corp.	7/16/2021	(95,466)
						$(2,102,845)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	26	$4,283,300	June – 2021	$8,202
Euro-Bund 10 yr	Short	EUR	151	31,379,472	June – 2021	292,359
Euro-Buxl 30 yr	Short	EUR	6	1,478,425	June – 2021	24,412
U.S. Treasury Bond	Long	USD	49	7,670,031	September – 2021	20,772
U.S. Treasury Note 10 yr	Short	USD	384	50,664,000	September – 2021	19,578
U.S. Treasury Ultra Bond	Long	USD	20	3,705,000	September – 2021	18,207
						$383,530
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	40	$4,777,465	September – 2021	$(11,400)
Japan Government Bond 10 yr	Short	JPY	6	8,299,936	June – 2021	(36,250)
Long Gilt 10 yr	Short	GBP	38	6,869,799	September – 2021	(12,555)
U.S. Treasury Note 2 yr	Short	USD	48	10,595,250	September – 2021	(1,607)
U.S. Treasury Note 5 yr	Short	USD	15	1,857,773	September – 2021	(2,069)
U.S. Treasury Ultra Note 10 yr	Long	USD	1	144,953	September – 2021	(35)
						$(63,916)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
12/20/25	EUR	220,000	Goldman Sachs International	1.00%/Quarterly	(1)	$8,572	$(8,260)	$312
(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in Unibail-Rodamco-Westfield SE, 1.375%, 3/09/26 a BBB+ rated credit default swap index. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 Rating Agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index's reference basket of securities.
At May 31, 2021, the fund had cash collateral of $1,300,000 and other liquid securities with an aggregate value of $1,430,624 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 5/31/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $450,751,194)	$459,494,359
Investments in affiliated issuers, at value (identified cost, $21,434,636)	21,434,636
Cash	6,240
Foreign currency, at value (identified cost, $827,127)	828,042
Restricted cash for
Forward foreign currency exchange contracts	1,300,000
Receivables for
Forward foreign currency exchange contracts	443,561
Investments sold	2,880,013
TBA sale commitments	1,454,815
Interest	5,061,898
Uncleared swaps, at value (net of unamortized premiums received, $8,260)	312
Other assets	30,364
Total assets	$492,934,240
Liabilities
Notes payable	$100,000,000
Payables for
Distributions	291
Forward foreign currency exchange contracts	2,102,845
Net daily variation margin on open futures contracts	69,834
Investments purchased	3,108,323
TBA purchase commitments	1,458,121
When-issued investments purchased	3,132,227
Payable to affiliates
Investment adviser	28,198
Administrative services fee	832
Transfer agent and dividend disbursing costs	2,476
Accrued interest expense	66,535
Deferred country tax expense payable	90,838
Accrued expenses and other liabilities	131,278
Total liabilities	$110,191,798
Net assets	$382,742,442

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$392,990,027
Total distributable earnings (loss)	(10,247,585)
Net assets	$382,742,442
Shares of beneficial interest outstanding	44,358,233
Net asset value per share (net assets of $382,742,442 / 44,358,233 shares of beneficial interest outstanding)	$8.63
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 5/31/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$9,685,925
Dividends	103,310
Other	12,758
Dividends from affiliated issuers	5,817
Foreign taxes withheld	(8,431)
Total investment income	$9,799,379
Expenses
Management fee	$1,093,152
Transfer agent and dividend disbursing costs	29,278
Administrative services fee	29,956
Independent Trustees' compensation	7,869
Stock exchange fee	21,570
Custodian fee	31,294
Shareholder communications	68,294
Audit and tax fees	44,341
Legal fees	9,621
Interest expense and fees	400,331
Miscellaneous	32,669
Total expenses	$1,768,375
Net investment income (loss)	$8,031,004

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$7,747,306
Affiliated issuers	530
Written options	32,141
Futures contracts	1,558,202
Swap agreements	1,524
Forward foreign currency exchange contracts	(2,183,579)
Foreign currency	(35,484)
Net realized gain (loss)	$7,120,640
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $6,756 decrease in deferred country tax)	$(12,242,207)
Affiliated issuers	(530)
Futures contracts	637,194
Swap agreements	6,934
Forward foreign currency exchange contracts	(100,669)
Translation of assets and liabilities in foreign currencies	(3,498)
Net unrealized gain (loss)	$(11,702,776)
Net realized and unrealized gain (loss)	$(4,582,136)
Change in net assets from operations	$3,448,868
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	5/31/21 (unaudited)	11/30/20
Change in net assets
From operations
Net investment income (loss)	$8,031,004	$16,303,152
Net realized gain (loss)	7,120,640	6,121,938
Net unrealized gain (loss)	(11,702,776)	5,523,894
Change in net assets from operations	$3,448,868	$27,948,984
Distributions to shareholders	$(8,560,864)	$(17,806,433)
Tax return of capital distributions to shareholders	$—	$(13,274,571)
Distributions from other sources	$(7,057,865)	$—
Change in net assets from fund share transactions	$374,420	$(5,575,545)
Total change in net assets	$(11,795,441)	$(8,707,565)
Net assets
At beginning of period	394,537,883	403,245,448
At end of period	$382,742,442	$394,537,883
See Notes to Financial Statements

Financial Statements
Statement of Cash Flows
Six months ended 5/31/21 (unaudited)
This statement provides a summary of cash flows from investment activity for the fund.
Cash flows from operating activities:
Change in net assets from operations	$3,448,868
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(287,049,502)
Proceeds from disposition of investment securities	295,741,464
Purchase of short-term investments, net	(2,146,885)
Realized gain/loss on investments	(7,747,306)
Unrealized appreciation/depreciation on investments	12,249,493
Unrealized appreciation/depreciation on foreign currency contracts	100,669
Unrealized appreciation/depreciation on swaps	(6,934)
Net amortization/accretion of income	589,256
Decrease in interest receivable	39,717
Decrease in accrued expenses and other liabilities	(65,465)
Decrease in receivable for net daily variation margin on open futures contracts	53,984
Increase in payable for net daily variation margin on open futures contracts	69,834
Increase in other assets	(26,882)
Increase in interest payable	525
Net cash provided by operating activities	$15,250,836
Cash flows from financing activities:
Distributions paid in cash	$(15,427,258)
Net decrease in cash and restricted cash	$(176,422)
Cash and restricted cash:
Beginning of period (including foreign currency of $505,559)	$2,310,704
End of period (including foreign currency of $828,042)	$2,134,282
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $374,420.
Cash paid during the six months ended May 31, 2021 for interest was $399,806.
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	5/31/21 (unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
Net asset value, beginning of period	$8.90	$8.94	$8.44	$9.26	$9.26	$9.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.37	$0.36	$0.35	$0.39	$0.46(c)
Net realized and unrealized gain (loss)	(0.10)	0.27	0.80	(0.50)	0.33	0.32
Total from investment operations	$0.08	$0.64	$1.16	$(0.15)	$0.72	$0.78
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.40)	$(0.44)	$(0.43)	$(0.32)	$(0.50)
From tax return of capital	—	(0.30)	(0.26)	(0.28)	(0.43)	(0.24)
From other sources	(0.16)	—	—	—	—	—
Total distributions declared to shareholders	$(0.35)	$(0.70)	$(0.70)	$(0.71)	$(0.75)	$(0.74)
Net increase from repurchase of capital shares	$—	$0.02	$0.04	$0.04	$0.03	$0.02
Net asset value, end of period (x)	$8.63	$8.90	$8.94	$8.44	$9.26	$9.26
Market value, end of period	$8.79	$8.53	$8.32	$7.41	$8.40	$8.35
Total return at market value (%)	7.32(n)	11.58	22.47	(3.56)	9.67	15.19
Total return at net asset value (%) (j)(r)(s)(x)	0.98(n)	8.35	15.54	(0.36)	9.02	9.97(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.91(a)	1.02	1.40	1.26	1.05	0.99(c)
Net investment income (loss)	4.14(a)	4.20	4.11	4.00	4.16	5.01(c)
Portfolio turnover	59(n)	129	94	96	52	43
Net assets at end of period (000 omitted)	$382,742	$394,538	$403,245	$396,451	$456,591	$477,122
Supplemental Ratios (%):
Ratios of expenses to average net assets excluding interest expense and fees (f)	0.71(a)	0.72	0.70	0.70	0.71	0.73(c)
Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$4,827	$4,945	$5,032	$4,965	$5,566	$5,771

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund's total liabilities (not including notes payable) from the fund's total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Charter Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief for certain reference rate-related contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Management is still evaluating the impact of ASU 2020-04 on the fund's accounting for investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master

Notes to Financial Statements (unaudited) - continued
Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily

Notes to Financial Statements (unaudited) - continued
available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of May 31, 2021 in valuing the fund's assets or liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,707,720	$5	$173,750	$4,881,475
Mexico	—	221,816	—	221,816
Canada	85,632	—	—	85,632
United Kingdom	67,544	—	—	67,544
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	33,794,988	—	33,794,988
Non - U.S. Sovereign Debt	—	103,866,842	—	103,866,842
Municipal Bonds	—	2,027,567	—	2,027,567
U.S. Corporate Bonds	—	228,001,035	—	228,001,035
Residential Mortgage-Backed Securities	—	3,383,161	—	3,383,161
Commercial Mortgage-Backed Securities	—	6,306,518	—	6,306,518
Asset-Backed Securities (including CDOs)	—	7,120,891	—	7,120,891
Foreign Bonds	—	69,108,410	—	69,108,410
Floating Rate Loans	—	628,480	—	628,480
Mutual Funds	21,434,636	—	—	21,434,636
Total	$26,295,532	$454,459,713	$173,750	$480,928,995
Other Financial Instruments
Futures Contracts – Assets	$383,530	$—	$—	$383,530
Futures Contracts – Liabilities	(63,916)	—	—	(63,916)
Forward Foreign Currency Exchange Contracts – Assets	—	443,561	—	443,561
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,102,845)	—	(2,102,845)
Swap Agreements – Assets	—	312	—	312
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/20	$173,750
Change in unrealized appreciation or depreciation	0
Balance as of 5/31/21	$173,750
The net change in unrealized appreciation or depreciation from investments held as level 3 at May 31, 2021 is $0. At May 31, 2021, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for

Notes to Financial Statements (unaudited) - continued
foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$383,530	$(63,916)
Interest Rate	Purchased Interest Rate Options	739,546	—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	443,561	(2,102,845)
Credit	Credit Default Swaps	312	—
Total		$1,566,949	$(2,166,761)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$1,558,202	$—	$—	$—	$—
Foreign Exchange	—	—	(2,183,579)	—	—
Credit	—	1,524	—	(77,712)	32,141
Total	$1,558,202	$1,524	$(2,183,579)	$(77,712)	$32,141
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$637,194	$—	$—	$535,055
Foreign Exchange	—	—	(100,669)	—
Credit	—	6,934	—	—
Total	$637,194	$6,934	$(100,669)	$535,055
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party

Notes to Financial Statements (unaudited) - continued
to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.
Written Options — In exchange for a premium, the fund wrote call options on securities for which it anticipated the price would decline and also wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.

Notes to Financial Statements (unaudited) - continued
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Notes to Financial Statements (unaudited) - continued
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the

Notes to Financial Statements (unaudited) - continued
cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At May 31, 2021, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Loans and Other Direct Debt Instruments — The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this

Notes to Financial Statements (unaudited) - continued
financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.
Statement of Cash Flows — Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the fund's Statement of Assets and Liabilities includes cash on hand at the fund's custodian bank and does not include any short-term investments. Restricted cash is presented in the fund's Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives and represents cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities with that shown in the Statement of Cash Flows:
5/31/21
Cash	$834,282
Restricted cash	1,300,000
Restricted cash included in deposits with brokers	—
Total cash and restricted cash in the Statement of Cash Flows	$2,134,282
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Notes to Financial Statements (unaudited) - continued
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.

Notes to Financial Statements (unaudited) - continued
For the six months ended May 31, 2021, the amount of distributions estimated to be a tax return of capital was approximately $7,057,865 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as capital gains at fiscal year end.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 11/30/20
Ordinary income (including any short-term capital gains)	$17,806,433
Tax return of capital (b)	13,274,571
Total distributions	$31,081,004

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/21
Cost of investments	$479,108,560
Gross appreciation	12,400,993
Gross depreciation	(10,580,558)
Net unrealized appreciation (depreciation)	$ 1,820,435
As of 11/30/20
Capital loss carryforwards	(11,739,862)
Other temporary differences	256,857
Net unrealized appreciation (depreciation)	13,918,995
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of November 30, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Long-Term	$(11,739,862)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 4.57% of gross income less interest expense from leveraging. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2021 was equivalent to an annual effective rate of 0.56% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) - continued
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2021, these fees paid to MFSC amounted to $7,619.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2021 was equivalent to an annual effective rate of 0.0154% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended May 31, 2021, the fund engaged in purchase transactions pursuant to this policy, which amounted to $4,031.
(4) Portfolio Securities
For the six months ended May 31, 2021, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$31,761,671	$29,146,232
Non-U.S. Government securities	247,314,249	262,647,923
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest.
During the six months ended May 31, 2021, the fund did not repurchase any shares.

Notes to Financial Statements (unaudited) - continued
The fund repurchased 779,223 shares of beneficial interest during the year ended November 30, 2020 at an average price per share of $7.15 and a weighted average discount of 10.74% per share. Transactions in fund shares were as follows:
	Six months ended 5/31/21		Year ended 11/30/20
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	43,261	$374,420	—	$—
Capital shares repurchased	—	—	(779,223)	(5,575,545)
Net change	43,261	$374,420	(779,223)	$(5,575,545)
(6) Loan Agreement
The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At May 31, 2021, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement matures on August 19, 2021. The Trustees approved the renewal of the revolving secured line of credit up to the amount of $100,000,000 on substantially similar terms for a 365 day period which matures on August 19, 2022. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread with the option to choose LIBOR periods of overnight, 1, 2, 3, or 6 months, or at the option of the borrower an alternate base rate plus an agreed upon spread. The fund incurred interest expense of $397,835 during the period, which is included in “Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the revolving secured line of credit. The fund did not incur a commitment fee during the period. For the six months ended May 31, 2021, the average loan balance was $100,000,000 at a weighted average annual interest rate of 0.80%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$19,288,281	$194,510,507	$192,364,152	$530	$(530)	$21,434,636

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,817	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Charter Income Trust
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Charter Income Trust (the “Fund”), including the portfolio of investments, as of May 31, 2021, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period then ended and the related notes (collectively referred to as the “interim financial statements”). Based on our review, we are not aware of any material modifications that should be made to the interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the statement of changes in net assets for the year ended November 30, 2020 and the financial highlights for each of the five years in the period then ended; and in our report dated January 14, 2021, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These financial statements are the responsibility of the Fund's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the SEC and the PCAOB. We conducted our review in accordance with the standards of the PCAOB. A review of interim financial statements consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
Boston, Massachusetts
July 16, 2021

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 505005
Louisville, KY 40233-5005
New York Stock Exchange Symbol: MCR

Item 1(b):

A copy of the notice transmitted to the Registrant’s shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Charter Income Trust is included as part of the report to shareholders under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Effective June 30, 2021, Robert Persons was no longer a portfolio manager of the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Charter Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/20-12/31/20	0	N/A	0	4,431,497
1/01/21-1/31/21	0	N/A	0	4,431,497
2/01/21-2/28/21	0	N/A	0	4,431,497
3/01/21-3/31/21	0	N/A	0	4,431,497
4/01/21-4/30/21	0	N/A	0	4,431,497
5/01/21-5/31/21	0	N/A	0	4,431,497

Total	0		0

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2020 plan year is 4,431,497.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a)	(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

(c)	Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as EX-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS CHARTER INCOME TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 16, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2021

*	Print name and title of each signing officer under his or her signature.